Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Parenthetical) (Detail) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Preferred stock, par value	$ 1	$ 1